PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2024	$825	$340	$938	$2,103
Initially consolidated subsidiary	6	6	39	51
Additions	43	3	2	48
Deductions	(15)	—	—	(15)
Revaluation recognized in OCI	—	—	(3)	(3)
Balance at December 31, 2024	859	349	976	2,184

Accumulated depreciation:
Balance at January 1, 2024	607	202	711	1,520
Depreciation	113	30	115	258
Deductions	(13)	—	—	(13)
Revaluation recognized in OCI	—	—	(1)	(1)
Balance at December 31, 2024	707	232	825	1,764
Depreciated cost at December 31, 2024	$152	$117	$151	$420

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2023	$788	$321	$937	$2,046
Additions	60	19	1	80
Deductions	(23)	—	—	(23)
Balance at December 31, 2023	825	340	938	2,103
Accumulated depreciation:
Balance at January 1, 2023	498	174	607	1,279
Depreciation	124	28	104	256
Deductions	(15)	—	—	(15)
Balance at December 31, 2023	607	202	711	1,520
Depreciated cost at December 31, 2023	$218	$138	$227	$583